Note 9 - Common and Preferred Stock, Additional Paid-in Capital and Dividends (Details Textual)					12 Months Ended
	Aug. 10, 2020	Aug. 07, 2020	Nov. 06, 2019 USD ($) $ / shares shares	May 08, 2017 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Stock Issued During Period, Value, New Issues | $						$ 121,178,000
Dividends, Common Stock, Total | $					$ 0	$ 0	$ 0
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input						1.09
Class A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			168,000
Class of Warrant or Right, Outstanding (in shares)						4,200,000
Stock Issued During Period, Shares, Warrants Exercises (in shares)						67,200
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)						0.040
Class B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			168,000			168,000
Class of Warrant or Right, Outstanding (in shares)						4,200,000
Class of Warrant or Right, Exercised During Period (in shares)					0	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 1.00
Class of Warrant or Right, Price Per Warrants or Rights (in dollars per share) | $ / shares			$ 0.2373
Class B Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			1.34
Fair Value of Warrants, Percent Change in Fair Value From a 5% Change in Volatility			14.00%
Class B Warrants [Member] | Minimum [Member]
Class of Warrant or Right, Outstanding (in shares)			4,200,000
November 2019 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			168,000
Stock Issued During Period, Value, New Issues | $							$ 7,642,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 50.00
Proceeds from Issuance or Sale of Equity, Total | $			$ 8,400,000
Series D Preferred Stock [Member] | Tankers Family Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares)				100,000
Stock Issued During Period, Value, New Issues | $				$ 1,000
Preferred Stock, Voting Rights Equivalent to Common Shares Per Share (in shares)				1,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares				$ 0.01
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	25	25